CONSOLIDATED BALANCE SHEETS - USD ($)	Apr. 30, 2015	Jul. 31, 2014	Apr. 30, 2014	Jul. 31, 2013
Current Assets:
Cash and cash equivalents	$ 925,926	$ 3,269,489	$ 4,218,735	$ 1,708,954
Other current assets	48,992	201,314	201,314	98,315
Total Current Assets	974,918	3,470,803	3,470,803	1,807,269
Property and Equipment, Net (Note 3)	3,520	$ 5,293	5,293	85,406
Assets Held for Investment, Net (Note 3)				640,772
Patents, Net (Note 4)	1,835,267	$ 2,046,361	2,046,361	2,319,416
TOTAL ASSETS	2,813,705	5,522,457	5,522,457	4,852,863
Current Liabilities:
Accounts payable and accrued expenses (Note 6)	7,622,479	8,034,122	8,034,122	7,661,234
Deferred revenue	223,662	$ 223,662	223,662	224,843
Current maturities of long-term debt (Note 8)				617,665
Total Current Liabilities	7,846,141	$ 8,257,784	8,257,784	8,503,742
Derivative Warrant Liability (Note 10)	$ 2,689,240	2,635,643	2,635,643	5,234,293
Derivative Additional Investment Rights Liability (Note 10)		719,088	719,088	1,256,160
Total Liabilities	$ 10,535,381	$ 11,612,515	$ 11,612,515	$ 14,994,195
Stockholders' Deficiency (Notes 9 and 11):
9% Convertible Preferred Stock
Common stock, $.001 par value; authorized 1,500,000,000 shares at July 31. 2014 and July 31, 2013, respectively; 778,512,092 and 580,329,160 issued and outstanding at July 31, 2014 and July 31, 2013, respectively; authorized 1,500,000,000 shares at April 30, 2015 and July 31, 2014, respectively; 806,477,610 and 778,512,092 issued and outstanding at April 30, 2015 and July 31, 2014, respectively	$ 806,477	$ 778,512	$ 778,512	$ 580,329
Additional paid-in capital	362,484,863	362,307,678	362,307,678	356,401,812
Accumulated deficit	(371,806,772)	(369,948,322)	(369,948,322)	(367,888,576)
Accumulated other comprehensive income	793,756	772,074	772,074	765,103
Total Stockholders' Deficiency	(7,721,676)	(6,090,058)	(6,090,058)	(10,141,332)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	$ 2,813,705	$ 5,522,457	$ 5,522,457	$ 4,852,863
Series A Convertible Preferred Stock
Stockholders' Deficiency (Notes 9 and 11):
9% Convertible Preferred Stock
Series B Convertible Preferred Stock
Stockholders' Deficiency (Notes 9 and 11):
9% Convertible Preferred Stock
Series C Convertible Preferred Stock
Stockholders' Deficiency (Notes 9 and 11):
9% Convertible Preferred Stock
Series D Convertible Preferred Stock
Stockholders' Deficiency (Notes 9 and 11):
9% Convertible Preferred Stock
Series E Convertible Preferred Stock
Stockholders' Deficiency (Notes 9 and 11):
9% Convertible Preferred Stock
Series F Convertible Preferred Stock
Stockholders' Deficiency (Notes 9 and 11):
9% Convertible Preferred Stock